Securitizations and Variable Interest Entities, Securities Held from Nonconforming Mortgage Loan Securitizations (Details) - Nonconforming mortgage loan securitization [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 1,056	$ 909
Expected weighted-average life (in years)	6 years 8 months 12 days	7 years 3 months 18 days
Discount rate assumption	9.00%	4.00%
Impact on fair value from 100 basis point increase	$ 57	$ 53
Impact on fair value from 200 basis point increase	$ 111	$ 103
Credit loss assumption	4.60%	3.10%
Impact on fair value from 10% higher losses	$ 34	$ 1
Impact on fair value from 25% higher losses	$ 38	$ 4